Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 0.4	$ 1.4
Fixed income securities - gross realizes (losses)	(6.9)	(29.9)
Net change in expected credit gains (losses)	3.7	(7.7)
Fixed income securities, trading - gross realized gains	0.3	0.0
Fixed income securities, trading, gross realizes (losses)	(1.1)	(0.2)
Privately-held investments net unrealized gains/(losses)	31.0	(89.6)
Catastrophe bonds	(0.6)	(0.1)
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	18.0	(126.4)
Change in available for sale net unrealized gains/(losses):
Fixed income securities gains/(losses)	12.3	(316.0)
Income tax (expense)/benefit	(1.6)	29.5
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	10.7	(286.5)
Cash and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.1	0.9
Fixed income securities - gross realizes (losses)	(0.1)	(0.2)
Fixed income securities, trading - gross realized gains	0.1	0.0
Fixed income securities, trading, gross realizes (losses)	(0.2)	0.0
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.1	0.2
Privately-held investments net unrealized gains/(losses)	9.0	1.3
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realizes (losses)	(0.2)	0.0
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	$ 0.4	$ 0.1